NATURE OF OPERATIONS	9 Months Ended
Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NATURE OF OPERATIONS	NATURE OF OPERATIONS
Miami International Holdings, Inc. (“MIH” or the “Company”) through its subsidiaries operates diverse markets across options, futures, and cash equities. This includes markets in U.S. options through MIAX Options, MIAX Pearl, MIAX Emerald and MIAX Sapphire; U.S. equities through MIAX Pearl Equities (collectively, the “MIAX Exchanges”); futures and options on futures through the MIAX Futures Exchange, LLC (“MIAX Futures” formerly Minneapolis Grain Exchange), Dorman Trading, LLC (“Dorman Trading”) and LedgerX LLC (“LedgerX”) d/b/a MIAX Derivatives Exchange (MIAXdx); and international listings through the Bermuda Stock Exchange (“BSX”). The MIAX Exchanges are powered by the Company's in-house built proprietary technology platform.
On August 12, 2024, the Company launched MIAX Sapphire, the Company’s fourth national securities exchange for U.S. multi-listed options. The launch of the MIAX Sapphire electronic exchange is expected to be followed by the opening of a physical trading floor in Miami, Florida, in the third quarter of 2025.
The Company acquired LedgerX, a fully electronic Designated Contract Market (“DCM”), Derivatives Clearing Organization (“DCO”) and Swap Execution Facility (“SEF”) on May 19, 2023.
The Company is headquartered in Princeton, New Jersey with principal offices in Miami, Minneapolis, Chicago and Hamilton, Bermuda
NATURE OF OPERATIONS
Miami International Holdings, Inc. (“MIH” or the “Company”) through its subsidiaries operates diverse markets across options, futures, and cash equities. This includes markets in U.S. options through MIAX Options, MIAX Pearl, MIAX Emerald and MIAX Sapphire; U.S. equities through MIAX Pearl Equities (collectively, the “MIAX Exchanges”); futures and options on futures through the MIAX Futures Exchange, LLC (“MIAX Futures” formerly Minneapolis Grain Exchange), Dorman Trading, LLC (“Dorman Trading”) and LedgerX LLC (“LedgerX”) d/b/a MIAX Derivatives Exchange (“MIAXdx”); and international listings through the Bermuda Stock Exchange (“BSX”) and The International Stock Exchange (“TISE”). The MIAX Exchanges, MIAX Futures and BSX are powered by the Company’s in-house built proprietary technology platform.
On August 12, 2024, the Company launched its fourth electronic U.S. equity option exchange, MIAX Sapphire, a Taker-Maker exchange, with a trading floor in Miami, Florida, which launched in September 2025.
On June 5, 2025, the Company, via its wholly-owned subsidiary MIH East Holdings, Limited (“MIH East”) acquired the entire issued and to be issued ordinary share capital of the International Stock Exchange Group Limited (“TISEG”) not already owned by MIH East (“TISE Acquisition”). TISEG, which via its subsidiary, The International Stock Exchange Authority Limited (“TISEA”), provides financial markets and securities services to public and private companies. TISEA operates TISE, an investment exchange which is regulated by the Guernsey Financial Services Commission (“GFSC”).
The Company is headquartered in Princeton, New Jersey with principal offices in Miami, Minneapolis, Chicago, Hamilton, Bermuda and St. Peter Port, Guernsey.
Reverse Stock Split
On July 15, 2025, the Company amended its restated certificate of incorporation with the Secretary of the State of Delaware and effected a reverse stock split of the Company’s issued and outstanding and treasury shares of common stock, nonvoting common stock and Series B convertible preferred stock at a ratio of one-for-two (the “Reverse Stock Split”). As a result of the Reverse Stock Split, every two shares outstanding of common stock, nonvoting common stock and Series B convertible preferred stock were combined and now represent one share of common stock, nonvoting common stock and Series B convertible preferred stock, respectively. The Reverse Stock Split did not impact the number of authorized shares of common stock, Series B convertible preferred stock and nonvoting common stock or their par value. No fractional shares were issued as a result of the Reverse Stock Split.
All issued and outstanding shares of common stock, nonvoting common stock and Series B preferred stock, treasury stock, warrants to purchase shares of common stock, options to purchase shares of common stock, nonvoting common stock and Series B convertible preferred stock, restricted stock, per share data and related information contained in these unaudited interim condensed consolidated financial statements have been adjusted to give effect to the Reverse Stock Split for all periods presented.
Initial Public Offering
On August 15, 2025, the Company closed its initial public offering (the “IPO”), in which the Company issued 17,250,000 shares of common stock at a public offering price of $23.00 per share, which included 2,250,000 shares issued pursuant to the underwriters’ option to purchase additional shares of the Company’s common stock. The Company received $396.8 million in proceeds from the IPO, before deducting underwriting discounts and commissions and offering expenses. A portion of the proceeds received was used to fully repay all of the Company’s outstanding borrowings under the 2029 Senior Secured Term Loan, including the Incremental Term Loan (as defined below). See Note 11 - Debt Obligations.
Additionally, in connection with the IPO, all shares of the Company’s outstanding nonvoting common stock and Series B convertible preferred stock were converted into a total of 3,706,117 and 946,959 shares, respectively, of the Company’s common stock on a one-to-one basis.